FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

30.FAIR VALUE MEASUREMENTS

The Group applies ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”), which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 - Include other inputs that are directly or indirectly observable in the market place.

Level 3 - Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The Group apply fair value accounting for all financial assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis. Goodwill, intangible assets, and other long-lived assets are measured at fair value on a nonrecurring basis, only if impairment is indicated.

Certain equipment and long-lived assets related to the Group’s low-performance centers were impaired to their fair value on a nonrecurring basis. As of December 31, 2024 and 2025, the resulting impairment charge of nil and nil was recorded in “impairment of long-lived assets” in the consolidated statements of comprehensive loss. The Group calculated the fair value of long-lived assets based on estimated future discounted cash flows and expected remaining useful life of such assets and classified the fair value as a Level 3 measurement due to the significance of unobservable inputs.

The inputs used to measure the estimated fair value of goodwill are classified as Level 3 in the fair value hierarchy due to the significance of unobservable inputs using company-specific information.